Warrants - Additional Information (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)	7,869,975
Public Warrants
Class of Warrant or Right [Line Items]
Number of securities purchasable for each warrant or right (in Shares)	1
Warrant exercise price (in Dollars per Share) | $ / shares	$ 11.50
Warrant exercisable term from closing of FTIVS initial public offering	12 months
Warrants, term	5 years
Warrant redemption price (in Dollars per Share) | $ / shares	$ 0.01
Minimum notice period to redeem warrants	30 days
Class of warrant or rights stock price minimum for redemption (in Dollars per Share) | $ / shares	$ 18.00
Minimum trading days with minimum stock price for redemption of warrants	20 days
Waiting period before warrants become exercisable	30 days
Warrants outstanding (in Shares)	7,666,642
Number of class of warrants exercised (in Shares)	0
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)	203,333
Number of class of warrants exercised (in Shares)	0